FINANCIAL ASSETS AND LIABILITIES - Summary of Market Value of Senior Notes that are listed on Luxembourg Stock Exchange (Detail)	Dec. 31, 2023	Dec. 31, 2022
Senior notes due 2027 [member] | Cosan S.A. [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	100.92%	100.92%
Senior Notes Due 2028 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	96.41%	95.04%
Senior Notes Due 2032 [Member] | Rumo S A [member]
Disclosure of detailed information about borrowings [line items]
Senior Notes, quoted market price percentage	85.65%	80.36%